Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Shareholders' Equity
Shareholders' Equity

Note 14: Shareholders’ Equity

Shareholders’ Equity

In March 2017, the Company formed the Management Incentive Plan under which certain employees of the Company may be eligible to purchase shares of the Company. In exchange for each share purchase subscription, the purchaser is entitled to a fully vested right to an ordinary share. Additionally, along with a subscription, employees receive a corresponding number of options to acquire additional ordinary shares subject to five year vesting. See “Note 15 — Employment and Compensation Arrangements” for additional detail related to the options. The Company has received net subscriptions for 1,503 and 9,220 shares during the years ended December 31, 2018 and 2017, respectively. Additionally, the Company granted 500 ordinary shares in exchange for services provided during the year ended December 31, 2017. At December 31, 2018, the number of shares issued and outstanding under the Management Incentive Plan was 11,223.